October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 0.2%
Transportation — 0.2%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	$235	$ 242,088
Pennsylvania — 136.8%
Corporate — 3.7%
Allegheny County Industrial Development Authority, Refunding RB, 4.88%, 11/01/24	500	500,000
Montgomery County Industrial Development Authority, Refunding RB, Series A, 4.10%, 04/01/53(a)	855	877,104
Pennsylvania Economic Development Financing Authority, RB(a)
AMT, 4.25%, 08/01/45	1,140	1,137,176
AMT, 4.15%, 04/01/49	2,785	2,762,842
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	325	329,067
Series C, 5.25%, 12/01/37(a)	570	577,137
AMT, 5.50%, 11/01/44	135	135,047
		6,318,373
County/City/Special District/School District — 19.5%
Altoona Area School District, GOL, Series A, (AGM SAW), 5.00%, 12/01/36	1,180	1,197,611
Bethlehem Area School District, GOL
Series A, (BAM SAW), 5.00%, 08/01/34	1,610	1,626,365
Series A, (BAM SAW), 5.00%, 08/01/35	1,210	1,221,932
Borough of West Chester Pennsylvania, Refunding GO, 3.50%, 11/15/35	1,095	1,048,800
Bristol Township School District, GOL, (BAM SAW), 5.00%, 06/01/42	1,685	1,726,000
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	1,360	1,402,249
City of Pittsburgh Pennsylvania, GO, 5.00%, 09/01/43	100	106,656
Coatesville School District, GOL, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/34	160	103,285
Series A, (BAM SAW), 0.00%, 10/01/35	1,435	878,893
Series A, (BAM SAW), 0.00%, 10/01/37	1,395	768,982
Coatesville School District, Refunding GOL, CAB(c)
Series B, (BAM SAW), 0.00%, 10/01/33	275	184,419
Series B, (BAM SAW), 0.00%, 10/01/34	550	355,044
Series C, (BAM SAW), 0.00%, 10/01/33	360	243,688
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	925	956,242
AMT, 5.50%, 06/30/43	2,500	2,658,589
AMT, 6.00%, 06/30/61	1,305	1,423,934
School District of Philadelphia, GOL
Series A, (SAW), 5.00%, 09/01/44	1,000	1,041,000
Series A, (SAW), 5.50%, 09/01/48	2,500	2,768,603
Series D, (AGM SAW), 3.00%, 09/01/44	2,345	1,810,452
Shaler Area School District, GO, (XLCA SAW), 0.00%, 09/01/30(c)	6,145	5,056,204
Springfield School District/Delaware County, GOL, (SAW), 5.00%, 03/01/36	870	911,251
State Public School Building Authority, RB(c)
(AGM SAW), 0.00%, 12/15/24	1,980	1,971,309
Security	Par (000)	Value
County/City/Special District/School District (continued)
State Public School Building Authority, RB(c) (continued)
(AGM SAW), 0.00%, 12/15/25	$1,770	$ 1,707,332
Wayne County Hospital & Health Facilities Authority, RB, Series A, (GTD), 4.00%, 07/01/46	1,595	1,512,906
		32,681,746
Education — 22.6%
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	590	560,801
5.00%, 10/01/49	430	378,525
Chester County Industrial Development Authority, RB, Sustainability Bonds, 4.00%, 12/01/51	3,600	3,389,764
Delaware County Authority, RB, 5.00%, 08/01/40	3,505	3,527,700
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/25(d)	1,255	1,267,618
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	285	243,611
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,160	1,155,009
Pennsylvania Higher Education Assistance Agency, RB
Sub-Series 1C, AMT, 5.00%, 06/01/51	3,130	3,094,332
Series B, AMT, Subordinate, 3.13%, 06/01/48	350	266,057
Series B, AMT, Subordinate, 5.00%, 06/01/50	520	516,021
Pennsylvania Higher Educational Facilities Authority, RB
Series AT-1, 4.00%, 06/15/26(d)	25	25,325
Series AT-1, 4.00%, 06/15/34	1,975	1,985,584
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/41	500	506,657
Series A, 5.00%, 11/01/31	845	882,548
Series A, (AGM), 4.00%, 05/01/50	4,645	4,296,041
Pennsylvania State University, RB, 5.25%, 09/01/54	1,285	1,413,238
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	240	232,672
5.00%, 06/15/39	335	329,565
4.00%, 12/01/48	3,300	3,097,236
5.00%, 06/15/49	935	864,670
5.00%, 06/15/50	575	546,941
5.25%, 11/01/52	1,355	1,428,064
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	300	301,439
6.25%, 05/01/42(b)	835	777,590
Series 2015, 5.00%, 04/01/45	2,170	2,174,788
Series A, 5.25%, 06/15/52	375	376,743
Sports & Exhibition Authority of Pittsburgh & Allegheny County, RB, Series A, VRDN, (AGM), 3.24%, 11/07/24(a)(e)	2,155	2,155,000
Swarthmore Borough Authority, Refunding RB, 5.00%, 09/15/47	1,950	2,101,560
		37,895,099
Health — 31.2%
Allegheny County Hospital Development Authority, RB
Series B, (NPFGC), 6.00%, 07/01/26	2,000	2,095,503
Series D2, 3.94%, 11/15/47(a)	1,040	1,031,027
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	1,700	1,679,449
Series A, (AGM-CR), 4.00%, 04/01/44	3,440	3,309,528
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	1,000	816,721

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health (continued)
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/52	$1,000	$ 1,019,841
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/25(d)	255	255,531
5.00%, 01/01/29(d)	580	624,242
4.00%, 01/01/36	395	375,172
4.13%, 01/01/38	160	152,493
5.00%, 01/01/38	1,290	1,277,561
Doylestown Hospital Authority, RB
5.00%, 07/01/29(d)	50	54,202
5.00%, 07/01/49	450	452,632
DuBois Hospital Authority, Refunding RB, (BAM-TCRS), 4.00%, 07/15/48	2,060	2,037,904
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	4,395	4,460,055
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	575	576,258
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	565	515,798
5.00%, 12/01/49	420	422,417
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/44	510	531,161
Series A, 5.00%, 05/01/49	385	392,969
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	665	612,086
Class B, 4.00%, 05/01/52	1,530	1,402,830
Series A, 5.00%, 09/01/37	840	863,063
Montgomery County Industrial Development Authority, RB, Series C, 4.00%, 11/15/43	200	187,748
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	220	210,000
5.00%, 12/01/46	400	400,330
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	2,345	2,221,736
Northampton County General Purpose Authority, Refunding RB
5.00%, 08/15/46	1,000	1,004,542
Series A1, (AGM), 4.00%, 08/15/43	2,085	2,038,705
Series A1, 5.25%, 08/15/53	2,085	2,238,571
Pennsylvania Economic Development Financing Authority, RB
Series A-2, 4.00%, 05/15/53	1,020	937,908
Series B, 4.00%, 03/15/40	8,000	7,800,853
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 02/15/52	640	591,701
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	1,600	1,291,925
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series A, 5.00%, 09/01/45	2,000	2,000,790
Series B2, 11/01/54(f)	2,000	2,074,200
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	3,000	3,027,513
St Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	1,255	1,289,278
		52,274,243
Housing — 10.3%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 2.60%, 04/01/46	2,730	1,950,597
Series 145A, Sustainability Bonds, 4.60%, 10/01/44	2,120	2,136,502
Security	Par (000)	Value
Housing (continued)
Pennsylvania Housing Finance Agency, RB, S/F Housing (continued)
Series 145A, Sustainability Bonds, 6.00%, 10/01/54	$2,120	$ 2,312,366
Series 146A, Sustainability Bonds, 4.13%, 10/01/39	1,000	994,931
Series 146A, Sustainability Bonds, 4.50%, 10/01/44	1,000	1,005,564
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,000	1,052,871
Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	2,030	2,084,833
Series 2022, Sustainability Bonds, 4.15%, 10/01/42	2,100	2,054,027
Philadelphia Authority for Industrial Development, RB, M/F Housing(g)(h)
Series A, 3.50%, 12/01/36	810	648,000
Series A, 4.00%, 12/01/46	2,970	2,376,000
Series A, 4.00%, 12/01/51	805	644,000
		17,259,691
State — 11.4%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,260	1,284,077
5.00%, 05/01/42	1,505	1,540,731
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	685	648,124
4.75%, 03/01/50	1,505	1,352,727
Commonwealth of Pennsylvania, GO, 1st Series, Class B, 4.00%, 08/15/43	1,000	993,985
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	110	110,164
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 06/30/42	9,380	9,471,380
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	3,920	3,701,530
		19,102,718
Tobacco — 6.0%
Commonwealth Financing Authority, RB
5.00%, 06/01/34	4,175	4,376,811
5.00%, 06/01/35	1,295	1,354,019
(AGM), 4.00%, 06/01/39	4,300	4,281,990
		10,012,820
Transportation — 23.1%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	500	535,455
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
Series B, AMT, 5.00%, 07/01/35	700	710,826
Series B, AMT, 5.00%, 07/01/37	1,100	1,113,982
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	2,110	2,166,430
Delaware River Port Authority, RB, 5.00%, 01/01/37	2,285	2,287,132
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.25%, 06/30/53	3,695	3,801,144
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/38	200	200,247
Sub-Series B-1, 5.00%, 06/01/42	385	396,654
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,028,906
1st Series, Subordinate, 5.00%, 12/01/40	2,035	2,229,698
Series A, Subordinate, 3.00%, 12/01/42	1,400	1,191,880
Series A, Subordinate, 4.00%, 12/01/46	1,000	950,680
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,348,292
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	1,385	1,339,472
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Pennsylvania Turnpike Commission, RB, CAB(c)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	$1,975	$ 969,727
Sub-Series A-3, 0.00%, 12/01/42	4,760	2,105,660
Pennsylvania Turnpike Commission, Refunding RB
1st Series, 5.00%, 12/01/43	860	947,932
Series B, 5.25%, 12/01/52	775	836,875
Series 2017-3, Subordinate, 5.00%, 12/01/40	2,345	2,427,310
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	2,305	2,512,671
5.25%, 06/01/52	8,000	8,619,357
		38,720,330
Utilities — 9.0%
Allegheny County Sanitary Authority, Refunding RB
4.00%, 12/01/49	485	467,884
5.25%, 12/01/55	645	697,007
Bucks County Water and Sewer Authority, RB
Series A, (AGM), 5.00%, 12/01/40	1,000	1,001,041
Series A, (AGM), 5.25%, 12/01/47	670	724,952
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,040	3,167,111
Series A, 5.25%, 10/01/52	810	832,734
Series C, 5.50%, 06/01/52	1,900	2,087,705
Series C, (AGC), 09/01/54(f)	2,000	2,166,960
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	1,240	1,263,799
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	1,195	974,574
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/49	1,070	1,160,845
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	580	569,487
		15,114,099
Total Municipal Bonds in Pennsylvania		229,379,119
Puerto Rico — 4.2%
State — 4.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	265	261,459
Series A-1, Restructured, 5.00%, 07/01/58	739	739,890
Series A-2, Restructured, 4.78%, 07/01/58	46	45,503
Series A-2, Restructured, 4.33%, 07/01/40	125	123,689
Series B-1, Restructured, 4.75%, 07/01/53	208	206,481
Series B-1, Restructured, 5.00%, 07/01/58	3,258	3,270,887
Series B-2, Restructured, 4.33%, 07/01/40	1,162	1,139,825
Series B-2, Restructured, 4.78%, 07/01/58	274	269,706
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	3,205	1,027,596
Total Municipal Bonds in Puerto Rico		7,085,036
Total Municipal Bonds — 141.2% (Cost: $237,569,753)		236,706,243
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Pennsylvania — 10.4%
Education — 6.1%
Pennsylvania Higher Educational Facilities Authority, RB, Series AR, 4.00%, 06/15/38	10,160	10,166,685
Security	Par (000)	Value
Health — 0.7%
Pennsylvania Higher Educational Facilities Authority, RB, Series AR, 4.00%, 06/15/38	$1,175	$ 1,175,773
Housing — 2.0%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, Series 143A, 5.38%, 10/01/46	3,209	3,376,836
Utilities — 1.6%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 5.50%, 09/01/53	2,481	2,723,793
Total Municipal Bonds in Pennsylvania		17,443,087
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.4% (Cost: $17,244,892)		17,443,087
Total Long-Term Investments — 151.6% (Cost: $254,814,645)		254,149,330

	Shares
Short-Term Securities
	Money Market Funds — 5.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(j)(k)	8,792,301	8,793,181
	Total Short-Term Securities — 5.2% (Cost: $8,793,172)	8,793,181
	Total Investments — 156.8% (Cost: $263,607,817)	262,942,511
	Liabilities in Excess of Other Assets — (1.1)%	(1,856,496)
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.6)%	(11,015,601)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (49.1)%	(82,398,822)
	Net Assets Applicable to Common Shares — 100.0%	$ 167,671,592

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	When-issued security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Pennsylvania Quality Fund (MPA)

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 5,575,065	$ 3,218,116 (a)	$ —	$ —	$ —	$ 8,793,181	8,792,301	$ 28,837	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 236,706,243	$ —	$ 236,706,243
Municipal Bonds Transferred to Tender Option Bond Trusts	—	17,443,087	—	17,443,087
Short-Term Securities
Money Market Funds	8,793,181	—	—	8,793,181
	$8,793,181	$254,149,330	$—	$262,942,511
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(10,940,135)	$—	$(10,940,135)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)
	$—	$(93,540,135)	$—	$(93,540,135)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
VRDN	Variable Rate Demand Note